Income Tax Provision - Schedule of Operating Loss Carryforward (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net operating loss expiration dates	December 31, 2032
Net operating loss carryforward	$ 1,762,202